SCHEDULE OF ACCRUED EXPENSES AND OTHER LIABILITIES (Details) - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Loan from third parties	[1]	$ 3,057,563
Payroll payable		1,337,620	1,082,744
Tax payable		1,168,921	1,098,012
Accrued expenses	[2]	590,940	339,155
Professional service fees payable		372,346	2,776,082
League tournaments transaction service fee	[3]		810,265
Total		$ 6,527,390	$ 6,106,258

[1]	The balance represented the unsecured borrowings with a maturity of one year and an interest rate of 15% per annum from third parties for daily business operation.
[2]	The balance mainly consisted of reimbursement payable to employees and miscellaneous fees payable to third parties.
[3]	The balance represented the payable to KPL event organizer for the re-arrangement of league tournaments right resource due to the Group’s Reverse Acquisition. The balance has been paid in 2024.